COMMITMENTS AND CONTINGENCIES - Schedule of Future Minimum Rental Payments (Details) (USD $)	Sep. 30, 2012
Commitments And Contingencies - Schedule Of Future Minimum Rental Payments Details
December 31, 2013	$ 44,713
December 31, 2014	46,306
December 31, 2015 and thereafter	27,186
Total	$ 118,205